ING Equity Trust

ING LargeCap Growth Fund

Supplement dated May 9, 2008

to the Class A, Class B, Class C and Class M Prospectus

and the Class I and Class Q

Prospectus, each dated September 28, 2007

IMPORTANT NOTICE REGARDING CHANGE

IN INVESTMENT STRATEGY

Effective July 15, 2008 the Class A, Class B, Class C and Class M Prospectus and the Class I and Class Q Prospectus are supplemented to reflect the following:

1)

The first sentence in the first paragraph of the section entitled “ING LargeCap Growth Fund - Principal Investment Strategies” on page 8 of the Class A, Class B, Class C and Class M Prospectus and the Class I and Q Prospectus is deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its assets in equity securities of large companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING LargeCap Growth Fund

Supplement dated May 9, 2008

to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q Statement of
Additional Information (“SAI”)
dated September 28, 2007

IMPORTANT NOTICE REGARDING CHANGE

IN INVESTMENT STRATEGY

Effective July 15, 2008 the Class A, Class B, Class C, Class I, Class M, Class O and Class Q SAI is supplemented to reflect the following:

1)

The first sentence of the last paragraph of the section entitled “Fundamental Investment Restrictions and Policies – Investment Restrictions - ING LargeCap Growth Fund” on page 62 is deleted in its entirety and replaced with the following:

LargeCap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE